UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity ® California Municipal
Money Market Fund

May 31, 2008

1.802199.104

CFS-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.3%
	Principal Amount (000s)	Value (000s)
California - 93.3%
ABAG Fin. Auth. for Nonprofit Corp. Rev.:
(Casa De Las Campanas, Inc. Proj.) Series 2007 A, 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	$ 7,650	$ 7,650
(Eskaton Properties, Inc. Proj.) Series 2008 B, 1.6%, LOC Bank of America NA, VRDN (a)	16,200	16,200
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Vintage Chateau Proj.) Series A, 1.56%, LOC Union Bank of California, VRDN (a)(b)	11,700	11,700
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 1.54%, LOC Freddie Mac, VRDN (a)(b)	14,580	14,580
Anaheim Pub. Fing. Auth. Rev. Participating VRDN:
Series BA 08 3035X, 1.63% (Liquidity Facility Bank of America NA) (a)(d)	6,385	6,385
Series ROC II R 11407, 1.63% (Liquidity Facility Citibank NA) (a)(d)	11,000	11,000
Series ROC II R 781PB, 1.63% (Liquidity Facility Deutsche Postbank AG) (a)(d)	19,065	19,065
Anaheim Redev. Agcy. Participating VRDN:
Series DB 470, 1.6% (Liquidity Facility Deutsche Bank AG) (a)(d)	24,380	24,380
Series Putters 2534, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,245	4,245
Bay Area Govt. Assoc. Bonds Series 2000, 7.45% 9/2/30 (Pre-Refunded to 9/2/08 @ 102) (c)	10,000	10,309
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series BA 08 1058, 1.63% (Liquidity Facility Bank of America NA) (a)(d)	6,750	6,750
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN Series ROC II R 11322, 1.55% (Liquidity Facility Citibank NA) (a)(d)	3,295	3,295
Series 2004 B, 2.25% (AMBAC Insured), VRDN (a)	29,715	29,715
Series 2004 C, 2.15% (AMBAC Insured), VRDN (a)	46,105	46,105
Series 2006 C, 2.53% (AMBAC Insured), VRDN (a)	90,700	90,700
Series 2007 A2, 2.56% (AMBAC Insured), VRDN (a)	28,700	28,700
Series 2007 B2, 2.25% (AMBAC Insured), VRDN (a)	17,600	17,600
Series 2007 D2, 2.35% (AMBAC Insured), VRDN (a)	36,465	36,465
Series 2007 E3, 2.75% (AMBAC Insured), VRDN (a)	51,100	51,100
Series 2007 G1, 2.15% (AMBAC Insured), VRDN (a)	10,200	10,200
Berkeley Gen. Oblig. TRAN 4% 10/29/08	13,000	13,035
Buckeye Union School District Participating VRDN Series MS 08 2382, 1.64% (Liquidity Facility Morgan Stanley) (a)(d)	2,175	2,175
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 1.6%, LOC Fannie Mae, VRDN (a)(b)	14,288	14,288
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Communities Note Prog. TRAN Series A3, 4.5% 6/30/08	$ 50,000	$ 50,032
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series BBT 08 28, 1.59% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	7,285	7,285
California Econ. Recovery:
Bonds:
Series 2004 A:
5% 7/1/08	11,260	11,291
5% 1/1/09	13,850	14,102
Series 2004 B, 5%, tender 7/1/08 (a)	17,400	17,419
Series 2008 A, 3% 1/1/09	16,300	16,449
Participating VRDN Series LB 04 L27, 1.81% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	64,160	64,160
California Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 11064, 1.55% (Liquidity Facility Citibank NA) (a)(d)	7,735	7,735
California Gen. Oblig.:
Bonds:
4% 3/1/09	14,200	14,381
4% 4/1/09	13,700	13,961
4.5% 10/1/08 (FSA Insured)	2,500	2,521
5% 2/1/09	5,050	5,152
6.6% 2/1/09	6,500	6,702
Participating VRDN:
Series DB 457, 1.6% (Liquidity Facility Deutsche Bank AG) (a)(d)	3,139	3,139
Series DCL 08 009, 1.62% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	28,100	28,100
Series DCL 08 010, 1.62% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	29,900	29,900
Series DCL 08 011, 1.62% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	29,900	29,900
Series DCL 08 35, 1.64% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	19,495	19,495
Series DCL 08 48, 1.64% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	28,675	28,675
Series DCL 08 49, 1.63% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	41,875	41,875
Series DCL 08 65, 1.63% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	29,400	29,400
Series GS 08 17G, 1.6% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	10,900	10,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series GS 08 21G, 1.6% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	$ 10,465	$ 10,465
Series GS 11G, 1.68% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	28,750	28,750
Series LB 06 K59, 2.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	10,175	10,175
Series LB 07 K17, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	7,575	7,575
Series LB 07 P86W, 2.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	41,780	41,780
Series Putters 2652, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,545	4,545
Series Putters 2654, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,500	4,500
Series Putters 2677, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	17,915	17,915
Series Putters 2749, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	17,230	17,230
Series ROC II R 3052, 1.6% (Liquidity Facility Citigroup, Inc.) (a)(d)	5	5
RAN 4% 6/30/08	349,730	349,953
1.45% 6/12/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	29,700	29,700
1.5% 6/9/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	13,400	13,400
1.55% 6/5/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	18,200	18,200
1.56% 6/5/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	14,000	14,000
1.81% 6/6/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	36,900	36,900
2% 7/14/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	54,200	54,200
2.01% 7/14/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	48,700	48,700
2.05% 7/10/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	27,100	27,100
2.1% 7/14/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	10,700	10,700
2.1% 7/23/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	53,700	53,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
2.2% 6/2/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	$ 54,000	$ 54,000
California Health Facilities Fing. Auth. Rev.:
Bonds (Sutter Health Proj.) Series A, 3% 8/15/08	17,910	17,954
Participating VRDN:
Series MS 06 1755, 1.59% (Liquidity Facility Morgan Stanley) (a)(d)	8,250	8,250
Series MS 06 1757, 1.59% (Liquidity Facility Morgan Stanley) (a)(d)	36,240	36,240
Series MS 06 1858, 1.59% (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,358	3,358
Series MS 06 2061, 1.59% (Liquidity Facility Morgan Stanley) (a)(d)	24,270	24,270
California Home Mtg. Fin. Auth. Homebuyers Fund Single Family Participating VRDN Series MS 2531, 1.77% (Liquidity Facility Morgan Stanley) (a)(b)(d)	11,825	11,825
California Hsg. Fin. Agcy. Rev.:
Participating VRDN:
Series 3659, 1.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	9,535	9,535
Series BA 07 1021, 1.67% (Liquidity Facility Bank of America NA) (a)(b)(d)	21,810	21,810
Series BA 07 1022, 1.67% (Liquidity Facility Bank of America NA) (a)(b)(d)	7,560	7,560
Series BA 08 1100, 1.67% (Liquidity Facility Bank of America NA) (a)(b)(d)	4,095	4,095
Series BA 08 1101, 1.67% (Liquidity Facility Bank of America NA) (a)(b)(d)	9,965	9,965
Series Floaters 2338, 1.77% (Liquidity Facility Morgan Stanley) (a)(b)(d)	21,933	21,933
Series LB 06 K43W, 2.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	11,800	11,800
Series LB 06 K78, 2.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	15,945	15,945
Series LB 07 P51W, 2.01% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	15,385	15,385
Series LB 07 P71W, 2.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	22,475	22,475
Series MS 06 1799, 1.77% (Liquidity Facility Morgan Stanley) (a)(b)(d)	30,050	30,050
Series PA 1418R, 1.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	18,455	18,455
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
Participating VRDN:
Series PA 1419R, 1.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	$ 4,620	$ 4,620
Series PT 3939, 1.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	15,205	15,205
Series PT 4482, 1.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	15,560	15,560
Series Putters 2878, 1.87% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	12,075	12,075
Series ROC II R 11445, 1.63% (Liquidity Facility Citibank NA) (a)(b)(d)	21,265	21,265
Series 2002 U, 1.39% (FSA Insured), VRDN (a)(b)	38,905	38,905
Series 2002 U, 1.39% (FSA Insured), VRDN (a)(b)	35,475	35,475
Series 2005 H:
1.41% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	9,465	9,465
1.41% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	56,950	56,950
Series 2007 K, 1.35% (Liquidity Facility KBC Bank NV), VRDN (a)(b)	5,000	5,000
Series 2001 J, 1.34% (FSA Insured), VRDN (a)(b)	19,160	19,160
Series 2003 D:
1.6% (FSA Insured), VRDN (a)(b)	36,515	36,515
1.6% (FSA Insured), VRDN (a)(b)	44,300	44,300
Series 2003 H, 1.64% (FSA Insured), VRDN (a)(b)	4,010	4,010
Series 2005 D, 1.68% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (a)(b)	67,675	67,675
Series 2006 C:
1.35% (Liquidity Facility Calyon), VRDN (a)(b)	49,750	49,750
1.35% (Liquidity Facility Calyon), VRDN (a)(b)	26,310	26,310
Series 2005 D, 1.68% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (a)(b)	15,630	15,630
Series 2003 M, 1.35% (Liquidity Facility Bank of America NA), VRDN (a)(b)	24,275	24,275
California Infrastructure & Econ. Dev. Bank Rev.:
Bonds (The J. Paul Getty Trust Proj.):
Series 2007 A1, 1.7%, tender 4/1/09 (a)	8,800	8,800
Series 2007 A4, 1.7%, tender 10/1/08 (a)	6,000	6,000
Participating VRDN:
Series PA 1202R, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
Participating VRDN:
Series ROC II R 10111, 1.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	$ 14,880	$ 14,880
Series ROC II R 10185, 1.7% (Liquidity Facility Citibank NA) (a)(d)	7,200	7,200
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 1997 B, 1.5%, VRDN (a)(b)	18,900	18,900
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Burney Forest Prod. Proj.) 1.39%, LOC Union Bank of California, VRDN (a)(b)	13,900	13,900
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
Participating VRDN Series LB 08 F66W, 2.28% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	9,675	9,675
(Republic Services, Inc. Proj.):
2.9%, VRDN (a)(b)	18,000	18,000
2.9%, VRDN (a)(b)	20,000	20,000
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 1.63% (Liquidity Facility Bank of America NA) (a)(d)	12,500	12,500
California School Cash Reserve Prog. Ctfs. of Prtn. TRAN 4.25% 7/1/08	7,240	7,243
California State Univ. Rev. Participating VRDN:
Series LB 08 K37W, 1.78% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	11,560	11,560
Series PT 4350, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,820	8,820
California Statewide Cmnty. Dev. Auth. Indl. Dev. Rev.:
(Arthurmade Plastics, Inc. Proj.) Series 2000 A, 1.55%, LOC Bank of America NA, VRDN (a)(b)	1,275	1,275
(Fiorella Investments LLC Proj.) Series 2007 A, 1.75%, LOC Comerica Bank, Detroit, VRDN (a)(b)	10,000	10,000
California Statewide Cmnty. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 1.75%, LOC Wells Fargo Bank NA, VRDN (a)(b)	805	805
(Rix Industries Proj.) Series 1996 I, 1.75%, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,120	1,120
(Supreme Truck Bodies of California Proj.) 1.75%, LOC JPMorgan Chase Bank, VRDN (a)(b)	650	650
California Statewide Communities Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 1.6%, LOC Fannie Mae, VRDN (a)(b)	7,350	7,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Multi-family Hsg. Rev.: - continued
(Bristol Apts. Proj.) Series Z, 1.6%, LOC Freddie Mac, VRDN (a)(b)	$ 9,500	$ 9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 1.54%, LOC Fannie Mae, VRDN (a)(b)	17,300	17,300
(Crocker Oaks Apts. Proj.) Series 2001 H, 1.6%, LOC Fannie Mae, VRDN (a)(b)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 1.6%, LOC Fannie Mae, VRDN (a)(b)	20,000	20,000
(Grove Apts. Proj.) Series X, 1.6%, LOC Fannie Mae, VRDN (a)(b)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 1.6%, LOC Freddie Mac, VRDN (a)(b)	11,000	11,000
(Irvine Apt. Communities LP Proj.):
Series 2001 W1, 1.63%, LOC Wells Fargo Bank NA, VRDN (a)(b)	9,200	9,200
Series 2001 W3, 1.63%, LOC Wells Fargo Bank NA, VRDN (a)(b)	14,200	14,200
(Maple Square Apt. Proj.) Series AA, 1.6%, LOC Citibank NA, VRDN (a)(b)	18,000	18,000
(Marlin Cove Apts. Proj.) Series V, 1.6%, LOC Fannie Mae, VRDN (a)(b)	34,000	34,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 1.6%, LOC Bank of America NA, VRDN (a)(b)	41,800	41,800
(Northwood Apts. Proj.) Series N, 1.6%, LOC Freddie Mac, VRDN (a)(b)	5,000	5,000
(River Run Sr. Apts. Proj.) Series LL, 1.6%, LOC Fannie Mae, VRDN (a)(b)	13,505	13,505
(Salvation Army S.F. Proj.) 1.55%, LOC Fannie Mae, VRDN (a)(b)	17,645	17,645
(Sunrise Fresno Proj.) Series B, 1.6%, LOC Fannie Mae, VRDN (a)(b)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 1.65%, LOC California Teachers Retirement Sys., VRDN (a)(b)	6,825	6,825
(The Crossings at Elk Grove Apts.) Series H, 1.6%, LOC Citibank NA, VRDN (a)(b)	8,050	8,050
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 1.6%, LOC Citibank NA, VRDN (a)(b)	22,275	22,275
(Varena Assisted Living Apts. Proj.) Series 2006 F, 1.62%, LOC HSH Nordbank AG, VRDN (a)(b)	11,386	11,386
(Vineyard Creek Apts. Proj.) Series O, 1.6%, LOC Fannie Mae, VRDN (a)(b)	12,452	12,452
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Multi-family Hsg. Rev.: - continued
(Vista Del Monte Proj.) Series QQ, 1.6%, LOC Fannie Mae, VRDN (a)(b)	$ 13,650	$ 13,650
(Vizcaya Apts. Proj.) Series B, 1.6%, LOC Freddie Mac, VRDN (a)(b)	22,200	22,200
(Wilshire Court Proj.) Series M, 1.6%, LOC Fannie Mae, VRDN (a)(b)	32,500	32,495
California Statewide Communities Dev. Auth. Rev.:
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2008 C, 1.95%, tender 5/28/09 (a)	14,000	14,000
(JTF Enterprises LLC Proj.) Series 1996 A, 1.75%, LOC Bank of America NA, VRDN (a)(b)	3,000	3,000
(Oakmont Stockton Proj.) Series 1997 C, 1.54%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	5,960	5,960
Series 2008 B, 1.9% 10/3/08, CP	35,000	35,000
Chabot-Las Positas Cmnty. College District Participating VRDN Series MS 1967, 2.09% (Liquidity Facility Morgan Stanley) (a)(d)	23,500	23,500
Clovis Unified School District Participating VRDN Series LB 08 F72W, 1.88% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	11,470	11,470
Coast Cmnty. College District Participating VRDN GS 06 36TPZ, 1.6% (Liquidity Facility Wells Fargo & Co.) (a)(d)	16,340	16,340
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series MS 750, 1.64% (Liquidity Facility Morgan Stanley) (a)(d)	6,330	6,330
Desert Cmnty. College District Participating VRDN:
Series MS 2764X, 1.64% (Liquidity Facility Morgan Stanley) (a)(d)	5,655	5,655
Series Putters 2730, 1.62% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	4,000	4,000
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 1.54%, LOC Freddie Mac, VRDN (a)(b)	14,900	14,900
Dublin Unified School District Participating VRDN Series Putters 2711, 1.62% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,600	5,600
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 12112, 1.6% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)	10,000	10,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2003 B, 2.65% (MBIA Insured), VRDN (a)	7,900	7,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Fontana Unified School District Gen. Oblig. Participating VRDN Series Putters 2668, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 5,645	$ 5,645
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 1.76% (Liquidity Facility Wachovia Bank NA) (a)(d)	3,640	3,640
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	7,125	7,125
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 1.56%, LOC Comerica Bank, Detroit, VRDN (a)(b)	9,100	9,100
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN:
Series EGL 06 117, 1.61% (Liquidity Facility Citibank NA) (a)(d)	37,855	37,855
Series MS 2266, 1.75% (Liquidity Facility Morgan Stanley) (a)(d)	15,900	15,900
Series MS 2691, 1.72% (Liquidity Facility Morgan Stanley) (a)(d)	10,000	10,000
Series PA 1236, 1.6% (Liquidity Facility Bank of New York, New York) (a)(d)	3,535	3,535
Series PZ 86, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,050	5,050
Series ROC II R 11442, 1.6% (Liquidity Facility Citibank NA) (a)(d)	22,400	22,400
Imperial Irrigation District Series 2007 A, 1% 6/5/08, LOC Citibank NA, CP	43,200	43,200
Irwindale Cmnty. Dev. Agcy. Tax Participating VRDN Series PT 3542, 1.6% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	7,080	7,080
Long Beach Gen. Oblig. TRAN 4% 9/30/08	18,600	18,637
Long Beach Hbr. Rev.:
Participating VRDN:
Series MS 00 418, 2.12% (Liquidity Facility Morgan Stanley) (a)(b)(d)	18,190	18,190
Series MS 01 786X, 1.62% (Liquidity Facility Morgan Stanley) (a)(b)(d)	7,570	7,570
Series PT 2708, 1.64% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	5,615	5,615
Series PT 3697, 1.64% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	12,715	12,715
Series PT 3876, 1.64% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	7,700	7,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Hbr. Rev.: - continued
Participating VRDN:
Series Putters 2705, 1.97% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	$ 5,000	$ 5,000
Series SG 147, 1.6% (Liquidity Facility Societe Generale) (a)(b)(d)	9,890	9,890
Series 2002 A, 1.6% (MBIA Insured), VRDN (a)(b)	38,770	38,770
Series A, 1.6% 7/3/08, CP (b)	28,750	28,750
Los Angeles Cmnty. College District Participating VRDN:
Series MS 1129, 1.64% (Liquidity Facility Morgan Stanley) (a)(d)(e)	7,895	7,895
Series ROC II R 12018, 1.63% (Liquidity Facility Citibank NA) (a)(d)	14,550	14,550
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 1.6%, LOC Fannie Mae, VRDN (a)(b)	55,600	55,600
Los Angeles Convention & Exhibit Ctr. Auth. Lease Rev. Series 2003 D, 2.75% (AMBAC Insured), VRDN (a)	5,805	5,805
Los Angeles County Gen. Oblig.:
TRAN 4.5% 6/30/08	6,870	6,885
1.9% 8/4/08, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	34,300	34,300
1.9% 8/4/08, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	31,600	31,600
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 1.7%, LOC Freddie Mac, VRDN (a)(b)	2,768	2,768
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN Series EGL 03 27, 1.59% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(d)	24,750	24,750
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series ROC II R 12139, 1.62% (Liquidity Facility Bank of New York, New York) (a)(d)	4,000	4,000
Los Angeles Dept. Arpt. Rev. Series A, 0.96% 6/5/08, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, CP (b)	7,000	7,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series EGL 06 10 Class A, 1.61% (Liquidity Facility Citibank NA) (a)(d)	13,000	13,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0044, 1.59% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(d)	56,250	56,250
Series EGL 06 0067, 1.61% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(d)	27,365	27,365
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN: - continued
Series Putters 2434, 2.12% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 10,225	$ 10,225
Series ROC II R 11414, 1.63% (Liquidity Facility Citibank NA) (a)(d)	8,000	8,000
Los Angeles Gen. Oblig.:
Participating VRDN Series PT 1475, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	13,245	13,245
TRAN 4.5% 6/30/08	150,165	150,265
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series DB 634, 1.63% (Liquidity Facility Deutsche Bank AG) (a)(b)(d)	7,390	7,390
Series LB 06 K51, 2.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	10,690	10,690
Series LB 06 K56, 2.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	16,120	16,120
Series PT 3896, 1.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	6,360	6,360
Series ROC II R 559, 2.68% (Liquidity Facility Citibank NA) (a)(b)(d)	27,055	27,055
Los Angeles Multi-family Hsg. Rev.:
(Colonia Corona Apts. Proj.) Series D, 1.68%, LOC Citibank NA, VRDN (a)(b)	2,055	2,055
(Tri-City Hsg. Proj.) Series 1, 1.65%, LOC Citibank NA, VRDN (a)(b)	1,800	1,800
Los Angeles Muni. Impt. Corp. Lease Rev.:
Participating VRDN Series PZ 158, 1.6% (Liquidity Facility Wells Fargo & Co.) (a)(d)	11,320	11,320
Series 2004 A2:
1.57% 10/7/08, LOC Bank of America NA, CP	2,300	2,300
1.85% 10/6/08, LOC Bank of America NA, CP	2,500	2,500
Los Angeles Unified School District:
Participating VRDN:
Series Clipper 07 11, 1.72% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	7,290	7,290
Series EC 1106, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	33,430	33,430
Series EGL 06 88 Class A, 1.6% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	7,800	7,800
Series PA 1115, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District: - continued
Participating VRDN:
Series PA 792R, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 8,945	$ 8,945
Series ROC II R 10177, 1.6% (Liquidity Facility Citigroup, Inc.) (a)(d)	4,510	4,510
Series ROC II R 10187, 1.6% (Liquidity Facility Citigroup, Inc.) (a)(d)	4,510	4,510
Series ROC II R 12052, 1.6% (Liquidity Facility Citibank NA) (a)(d)	12,000	12,000
TRAN 4% 12/29/08	25,600	25,719
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series EGL 7 05 3003, 1.64% (Liquidity Facility Citibank NA) (a)(d)	52,500	52,500
1.9% 10/6/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	59,700	59,700
1.9% 10/9/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	21,500	21,500
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series Merlots 99 O, 1.66% (Liquidity Facility Wachovia Bank NA) (a)(d)	9,500	9,500
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 1.6%, LOC Fannie Mae, VRDN (a)(b)	25,000	25,000
Monterey Peninsula Cmnty. College District Participating VRDN Series Putters 2484, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,437	2,437
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2008 D, 1.29%, LOC Bank of America NA, VRDN (a)	16,500	16,500
Series 2008 E, 1.29%, LOC Bank of America NA, VRDN (a)	22,900	22,900
Northern California Gas Auth. #1 Gas Proj. Rev. Participating VRDN:
Series GS 07 98, 1.6% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	21,275	21,275
Series LB 08 P33W, 1.81% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	18,000	18,000
Series MS 06 1817, 1.68% (Liquidity Facility Morgan Stanley) (a)(d)	12,000	12,000
Series MS 06 1982, 1.69% (Liquidity Facility Morgan Stanley) (a)(d)	9,100	9,100
Norwalk-Mirada Unified School District Participating VRDN Series Merlots 07 D67, 1.76% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,640	5,640
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Apt. Dev. Rev. (Ladera Apts. Proj.) Series 2001 II B, 1.6%, LOC Fannie Mae, VRDN (a)(b)	$ 23,500	$ 23,500
Orange County Local Trans. Auth. Sales Tax Rev. Series A, 1% 8/5/08, LOC Bank of America NA, LOC BNP Paribas SA, CP	3,825	3,825
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series BA 07 1039, 1.63% (Liquidity Facility Bank of America NA) (a)(d)	8,665	8,665
Series MS 06 2222, 1.64% (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,809	7,809
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 1.54%, LOC Fannie Mae, VRDN (a)(b)	21,000	21,000
Peralta Cmnty. College District Gen. Oblig. Participating VRDN Series BA 08 3027X, 1.63% (Liquidity Facility Bank of America NA) (a)(d)	8,080	8,080
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 1.67%, LOC Fannie Mae, VRDN (a)(b)	7,955	7,955
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 1.6%, LOC Fannie Mae, VRDN (a)(b)	10,850	10,850
Port of Oakland Rev. Participating VRDN Series MS 08 2478, 1.72% (Liquidity Facility Morgan Stanley) (a)(b)(d)	22,875	22,875
Riverside County Single Family Rev. Participating VRDN Series PT 2351, 1.64% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	6,970	6,970
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	3,655	3,655
Rowland Unified School District Participating VRDN Series ROC II R 9201, 1.62% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,975	2,975
Sacramento City Unified School District Participating VRDN Series DB 448, 1.6% (Liquidity Facility Deutsche Bank AG) (a)(d)	8,080	8,080
Sacramento County Arpt. Sys. Rev. Participating VRDN Series MS 2729, 1.67% (Liquidity Facility Morgan Stanley) (a)(b)(d)	11,665	11,665
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 1.63%, LOC Fannie Mae, VRDN (a)(b)	4,500	4,500
(Deer Park Apts. Proj.) Issue A, 1.6%, LOC Fannie Mae, VRDN (a)(b)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 1.63%, LOC Fannie Mae, VRDN (a)(b)	3,750	3,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN:
Series LB 08 F53W, 2.08% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	$ 7,500	$ 7,500
Series SGC 07 18, 1.6% (Liquidity Facility Societe Generale) (a)(d)	10,000	10,000
Series SGC 10, 1.6% (Liquidity Facility Societe Generale) (a)(d)	47,000	47,000
Series SGC 11, 1.6% (Liquidity Facility Societe Generale) (a)(d)	24,570	24,570
Sacramento County Single Family Mtg. Rev. Participating VRDN:
Series PT 2326, 1.64% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	15,880	15,880
Series PT 2327, 1.64% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	8,810	8,810
Series PT 2331, 1.64% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	6,600	6,600
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 1.6%, LOC Fannie Mae, VRDN (a)(b)	8,225	8,225
(Phoenix Park II Apts. Proj.) 1.6%, LOC Citibank NA, VRDN (a)(b)	9,780	9,780
(Valencia Point Apts. Proj.) 1.6%, LOC Fannie Mae, VRDN (a)(b)	7,000	7,000
Sacramento Muni. Util. District Elec. Rev. Participating VRDN Series ROC II R 12145, 1.62% (Liquidity Facility Bank of New York, New York) (a)(d)	2,000	2,000
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 1.6%, LOC Fannie Mae, VRDN (a)(b)	21,075	21,075
Sacremento County Arpt. Sys. Rev. Participating VRDN Series DB 646, 1.63% (Liquidity Facility Deutsche Bank AG) (a)(b)(d)	46,425	46,425
San Diego County Wtr. Auth. Series 3, 1.95% 7/3/08 (Liquidity Facility Dexia Cr. Local de France), CP	5,000	5,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 1.67% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,120	9,120
San Diego Hsg. Auth. Multi-family Hsg.:
(Bay Vista Apts. Proj.) Series A, 1.6%, LOC Fannie Mae, VRDN (a)(b)	4,800	4,800
(Delta Village Apts. Proj.) Series A, 1.67%, LOC Citibank NA, VRDN (a)(b)	6,900	6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Hsg. Auth. Multi-family Hsg.: - continued
(Stratton Apts. Proj.) Series 2000 A, 1.6%, LOC Fannie Mae, VRDN (a)(b)	$ 5,000	$ 5,000
San Diego Unified School District Participating VRDN Series PT 2176, 2.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,065	3,065
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN Series MS 06 1318X, 1.64% (Liquidity Facility Morgan Stanley) (a)(d)	7,965	7,965
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series Floaters 2665, 1.59% (Liquidity Facility Morgan Stanley) (a)(d)	6,165	6,165
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Participating VRDN:
Series PA 661R, 1.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	6,905	6,905
Series PT 3759, 1.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	5,760	5,760
Series PT 3898, 1.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	17,305	17,305
Series WF 08 15C, 1.65% (Liquidity Facility Wells Fargo & Co.) (a)(b)(d)	16,040	16,040
Second Series 2008 36C:
1.55% (FSA Insured), VRDN (a)	11,985	11,985
1.64% (FSA Insured), VRDN (a)(b)	18,225	18,225
Second Series 36B, 1.65%, LOC Union Bank of California, VRDN (a)(b)	40,620	40,620
Second Series 37A, 1.8% (FSA Insured), VRDN (a)(b)	100,000	100,000
Second Series 37C, 1.55% (FSA Insured), VRDN (a)(b)	16,895	16,895
San Francisco City & County Pub. Util. Commission Wtr. Rev. Participating VRDN:
Series MS 06 2190, 1.63% (Liquidity Facility Wells Fargo & Co.) (a)(d)	8,155	8,155
Series ROC II R 6085, 1.62% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,050	6,050
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Mission Creek Cmnty. Proj.) Series B, 1.6%, LOC Citibank NA, VRDN (a)(b)	7,680	7,680
San Francisco City & County Unified School District Participating VRDN Series Merlots 08 D224, 1.66% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,200	1,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Cmnty. College District Gen. Oblig. Participating VRDN Series MS 06 2229, 1.64% (Liquidity Facility Morgan Stanley) (a)(d)	$ 11,415	$ 11,415
San Francisco County Trans. Auth. Series 2004 B, 1.57% 10/7/08 (Liquidity Facility Landesbank Baden-Wuert), CP	12,500	12,500
San Jose Evergreen Cmnty. College District Participating VRDN Series MS 06 1328, 1.64% (Liquidity Facility Morgan Stanley) (a)(d)	7,945	7,945
San Jose Int'l. Arpt. Rev. Participating VRDN:
Series DB 479, 1.63% (Liquidity Facility Deutsche Bank AG) (a)(b)(d)	17,610	17,610
Series DBE 644, 1.63% (Liquidity Facility Deutsche Bank AG) (a)(b)(d)	6,595	6,595
Series Putters 2509, 1.77% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	17,990	17,990
Series ROC II R 10277, 1.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	89,100	89,100
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series D, 1.6%, LOC Fannie Mae, VRDN (a)(b)	20,915	20,915
(Kennedy Apt. Homes Proj.) Series K, 1.6%, LOC Fannie Mae, VRDN (a)(b)	9,575	9,575
San Mateo County Cmnty. College District Participating VRDN Series ROC II R 647 WFZ, 1.61% (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	2,900	2,900
Santa Ana Hsg. Auth. 1.62%, LOC Fannie Mae, VRDN (a)(b)	8,140	8,140
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 1.75%, LOC Union Bank of California, VRDN (a)(b)	12,345	12,345
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN:
Series Merlots 00 MM, 1.76% (Liquidity Facility Wachovia Bank NA) (a)(d)	14,530	14,530
Series ROC II R 8064, 1.63% (Liquidity Facility Citigroup, Inc.) (a)(d)	19,755	19,755
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 1.6%, LOC Fannie Mae, VRDN (a)(b)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 1.6%, LOC Fannie Mae, VRDN (a)(b)	29,925	29,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 1.74%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,750	1,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 1.6%, LOC Fannie Mae, VRDN (a)(b)	$ 17,500	$ 17,500
Southern California Home Fing. Auth. Single Family Rev. Participating VRDN Series MS 02 144, 1.76% (Liquidity Facility Morgan Stanley) (a)(b)(d)	52,800	52,800
State Ctr. Cmnty. College District Participating VRDN Series MS 06 1929, 1.64% (Liquidity Facility Morgan Stanley) (a)(d)	13,310	13,310
Stockton Unified School District Gen. Oblig. Participating VRDN Series Merlots 08 D68, 1.76% (Liquidity Facility Wachovia Bank NA) (a)(d)	9,020	9,020
Sunnyvale School District Participating VRDN Series Putters 2709, 1.62% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	7,505	7,505
Sweetwater Union High School District Participating VRDN:
Series MS 1456, 1.64% (Liquidity Facility Morgan Stanley) (a)(d)	4,910	4,910
Series Putters 2684, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,540	5,540
Series ROC II R 12226, 1.62% (Liquidity Facility Citibank NA) (a)(d)	2,850	2,850
Series ROC II R 12230, 1.62% (Liquidity Facility Citibank NA) (a)(d)	10,000	10,000
Tustin Unified School District Spl. Tax Participating VRDN Series Putters 2558Z, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,305	4,305
Univ. of California Revs.:
Bonds Series K, 5% 5/15/09	7,360	7,606
Participating VRDN:
Series EGL 7050006 Class A, 1.61% (Liquidity Facility Citibank NA) (a)(d)	4,890	4,890
Series Putters 2496, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,365	3,365
Series Putters 2497, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	825	825
Series ROC II R 12068, 1.61% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)	16,500	16,500
West Contra Costa Unified School District Participating VRDN 1.6% (Liquidity Facility Deutsche Bank AG) (a)(d)	6,570	6,570
Yosemite Cmnty. College District Participating VRDN Series ROC II R 12225, 1.6% (Liquidity Facility Citibank NA) (a)(d)	2,040	2,040
		5,713,916
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 2.9%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series MS 2574, 1.63% (Liquidity Facility Morgan Stanley) (a)(d)	$ 7,500	$ 7,500
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Participating VRDN:
Series MS 06 2057, 1.63% (Liquidity Facility Morgan Stanley) (a)(d)	10,778	10,778
Series MS 08 2394, 1.68% (Liquidity Facility Morgan Stanley) (a)(d)	7,775	7,775
Series MS 08 2481, 1.68% (Liquidity Facility Morgan Stanley) (a)(d)	21,000	21,000
Series 1998 A, 1.7%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	15,000	15,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Participating VRDN Series MS 934, 1.72% (Liquidity Facility Morgan Stanley) (a)(d)	16,435	16,435
TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	79,400	79,507
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Bonds Series SGB 69, 1.65%, tender 7/1/08 (Liquidity Facility Societe Generale) (a)(d)(e)	14,000	14,000
Participating VRDN Series MS 2603, 1.63% (Liquidity Facility Morgan Stanley) (a)(d)	3,465	3,465
		175,460
Texas - 0.1%
San Antonio Wtr. Sys. Rev. Series 2001 A, 1.95% 6/6/08 (Liquidity Facility Bank of America NA), CP	5,000	5,000
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $5,894,376)		5,894,376
NET OTHER ASSETS - 3.7%		227,372
NET ASSETS - 100%		$ 6,121,748
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,845,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN Series PZ 86, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.)	10/24/05 - 12/2/05	$ 5,050
Security	Acquisition Date	Cost (000s)
Los Angeles Cmnty. College District Participating VRDN Series MS 1129, 1.64% (Liquidity Facility Morgan Stanley)	7/9/07 - 9/4/07	$ 7,895
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Bonds Series SGB 69, 1.65%, tender 7/1/08 (Liquidity Facility Societe Generale)	5/2/07	$ 14,000
San Mateo County Cmnty. College District Participating VRDN Series ROC II R 647 WFZ, 1.61% (Liquidity Facility Wells Fargo & Co.)	9/6/07	$ 2,900
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 2
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,894,376	$ -	$ 5,894,376	$ -
Income Tax Information
At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,894,376,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report
for
Fidelity ® California AMT Tax-Free
Money Market Fund

California AMT Tax-Free Money Market
Institutional Class
Service Class

May 31, 2008

1.802200.104

SCM-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.0%
	Principal Amount (000s)	Value (000s)
California - 91.7%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Casa De Las Campanas, Inc. Proj.) Series 2007 A, 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	$ 6,700	$ 6,700
Alameda County Joint Powers Auth. Lease Rev. Participating VRDN Series Putters 2927Z, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,500	5,500
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 1.63% (Liquidity Facility Citibank NA) (a)(c)	8,400	8,400
Anaheim Redev. Agcy. Participating VRDN Series DB 490, 1.59% (Liquidity Facility Deutsche Bank AG) (a)(c)	5,300	5,300
Bay Area Govt. Assoc. Bonds Series 2000, 7.45% 9/2/30 (Pre-Refunded to 9/2/08 @ 102) (b)	16,525	17,036
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series EGL 06 83 Class A, 1.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	55,000	55,000
Series EGL 07 0053, 1.54% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	3,465	3,465
Series Putters 2866, 1.67% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,410	3,410
Series 2004 B, 2.25% (AMBAC Insured), VRDN (a)	27,690	27,690
Series 2006 C, 2.53% (AMBAC Insured), VRDN (a)	76,425	76,425
Series 2007 A2, 2.56% (AMBAC Insured), VRDN (a)	24,700	24,700
Series 2007 B1, 2.25% (AMBAC Insured), VRDN (a)	3,200	3,200
Series 2007 B2, 2.25% (AMBAC Insured), VRDN (a)	14,900	14,900
Series 2007 D2, 2.35% (AMBAC Insured), VRDN (a)	24,075	24,075
Series 2007 E3, 2.75% (AMBAC Insured), VRDN (a)	43,900	43,900
Series 2007 G2, 2.15% (AMBAC Insured), VRDN (a)	1,050	1,050
Series 2007 G3, 2.15% (AMBAC Insured), VRDN (a)	1,300	1,300
Berkeley Gen. Oblig. TRAN 4% 10/29/08	12,000	12,032
California Communities Note Prog. TRAN Series A3, 4.5% 6/30/08	40,000	40,026
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Participating VRDN Series PT 607, 1.58% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	4,990	4,990
Series 1, 1.55% 8/12/08, CP	5,350	5,350
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series A, 5.5% 5/1/09	7,935	8,215
Participating VRDN:
Series Merlots 08 D110, 1.66% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,000	9,000
Series PA 1201R, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,900	10,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Participating VRDN:
Series Putters 2665, 1.62% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	$ 1,800	$ 1,800
Series 2002 B2, 1.4%, LOC BNP Paribas SA, VRDN (a)	6,550	6,550
Series 2002 C1, 1.33%, LOC Dexia Cr. Local de France, VRDN (a)	51,160	51,160
Series 2002 C4, 1.48%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (a)	65,750	65,750
Series 2005 G11, 1.5% (FSA Insured), VRDN (a)	43,000	43,000
Series 2005 G2, 1.48%, LOC Lloyds TSB Bank PLC, VRDN (a)	800	800
Series 2005 G5, 1.32% (FSA Insured), VRDN (a)	54,300	54,300
Series 2005 G6, 1.33% (FSA Insured), VRDN (a)	57,100	57,100
Series 2005 G7, 1.5% (FSA Insured), VRDN (a)	49,200	49,200
Series C11, 1.35%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	29,905	29,905
Series C12, 1.45%, LOC Landesbank Hessen-Thuringen, VRDN (a)	11,700	11,700
Series C14, 1.35%, LOC WestLB AG, VRDN (a)	27,130	27,130
Series C5, 1.43%, LOC Dexia Cr. Local de France, VRDN (a)	9,855	9,855
Subseries 2005 F5, 1.4%, LOC Citibank NA, VRDN (a)	22,085	22,085
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series BA 08 3031X, 1.63% (Liquidity Facility Bank of America NA) (a)(c)	5,250	5,250
California Econ. Recovery:
Bonds:
Series 2004 A, 5% 7/1/08	12,475	12,511
Series 2004 B:
3.5%, tender 7/1/08 (a)	3,100	3,104
5%, tender 7/1/08 (a)	17,150	17,180
Series 2008 A, 3% 1/1/09	13,700	13,825
Participating VRDN:
Series LB 04 L27, 1.81% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	17,150	17,150
Series PA 1262, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,650	7,650
Series PT 2216, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,150	5,150
Series 2004 C15, 1.3% (FSA Insured), VRDN (a)	41,055	41,055
California Edl. Facilities Participating VRDN Series MS 06 1486, 1.74% (Liquidity Facility Morgan Stanley) (a)(c)	4,792	4,792
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.:
Participating VRDN:
Series DB 373, 1.6% (Liquidity Facility Deutsche Bank AG) (a)(c)	$ 4,542	$ 4,542
Series Putters 2495, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,125	2,125
Series SGB 45, 1.54% (Liquidity Facility Societe Generale) (a)(c)	5,000	5,000
California Gen. Oblig.:
Bonds:
4% 3/1/09	12,140	12,294
4% 4/1/09	11,300	11,515
4.5% 2/1/09	5,520	5,647
5% 2/1/09	3,000	3,060
5% 2/1/09	2,285	2,344
5.25% 12/1/08	2,000	2,023
6.4% 9/1/08	3,075	3,096
6.6% 2/1/09	1,325	1,366
Participating VRDN:
Series DCL 08 009, 1.62% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	23,900	23,900
Series DCL 08 010, 1.62% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	25,490	25,490
Series DCL 08 011, 1.62% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	25,490	25,490
Series DCL 08 35, 1.64% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	16,700	16,700
Series DCL 08 48, 1.64% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	23,900	23,900
Series DCL 08 49, 1.63% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	12,600	12,600
Series DCL 08 65, 1.63% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	25,425	25,425
Series GS 08 17G, 1.6% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	9,340	9,340
Series LB 07 K17, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	2,000	2,000
Series MS 06 2178, 1.64% (Liquidity Facility Wells Fargo & Co.) (a)(c)	8,590	8,590
Series PT 2272, 1.6% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,330	5,330
Series PT 4211, 1.64% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	12,470	12,470
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series PT 4369, 1.6% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	$ 10,675	$ 10,675
Series Putters 1724, 1.62% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	4,185	4,185
Series Putters 245, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,660	6,660
Series Putters 2571, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,955	3,955
Series Putters 2749, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,600	14,600
Series ROC II R 10179, 1.55% (Liquidity Facility Citibank NA) (a)(c)	4,665	4,665
Series ROC II R 11402, 1.62% (Liquidity Facility Citibank NA) (a)(c)	14,000	14,000
Series ROC II R 3052, 1.6% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,210	4,210
Series SG 84, 1.6% (Liquidity Facility Societe Generale) (a)(c)	890	890
Series Solar 05 4, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)(d)	14,900	14,900
Series Solar 06 11, 3.6% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)(d)	22,875	22,875
RAN 4% 6/30/08	320,580	320,798
Series 2003 B1, 1.38%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	2,300	2,300
Series 2003 B3, 1.35%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	21,920	21,920
Series 2003 B4, 1.3%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	16,400	16,400
Series 2003 C1, 1.32%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (a)	12,540	12,540
Series 2005 A1, 1.35%, LOC Fortis Banque SA, VRDN (a)	9,650	9,650
1.3% 6/5/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	16,950	16,950
1.45% 6/12/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	25,300	25,300
1.5% 6/9/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	11,600	11,600
1.55% 6/5/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	15,800	15,800
1.55% 8/14/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	25,000	25,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
1.6% 8/14/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	$ 25,000	$ 25,000
1.81% 6/6/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	32,100	32,100
2% 7/14/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	45,800	45,800
2.01% 7/14/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	41,300	41,300
2.05% 7/10/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	22,900	22,900
2.1% 7/14/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	9,300	9,300
2.1% 7/23/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	46,300	46,300
2.2% 6/2/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	46,000	46,000
California Health Facilities Fing. Auth. Rev.:
Participating VRDN:
Series EGL 07 147, 2.63% (Liquidity Facility Citibank NA) (a)(c)	12,165	12,165
Series MS 06 1858, 1.59% (Liquidity Facility Wells Fargo & Co.) (a)(c)	3,349	3,349
Series MS 06 2061, 1.59% (Liquidity Facility Morgan Stanley) (a)(c)	20,900	20,900
(Catholic Healthcare West Proj.):
Series 2004 K, 1.38%, LOC Bank of America NA, VRDN (a)	2,500	2,500
Series 2008 C, 1.29%, LOC Bank of America NA, VRDN (a)	25,000	25,000
Series 2008 F, 1.48%, LOC Bank of America NA, VRDN (a)	35,000	35,000
(Kaiser Permanente Health Sys. Proj.) Series 2006 C, 1.34%, VRDN (a)	23,465	23,465
(Northern California Presbyterian Homes Proj.) 1.35%, LOC Allied Irish Banks PLC, VRDN (a)	4,000	4,000
California Hsg. Fin. Agcy. Rev. Series 2002 B, 1.43% (Liquidity Facility Fannie Mae), VRDN (a)	2,450	2,450
California Infrastructure & Econ. Dev. Bank Rev.:
Bonds (The J. Paul Getty Trust Proj.):
Series 2007 A2, 1.7%, tender 4/1/09 (a)	8,500	8,500
Series 2007 A3, 1.7%, tender 4/1/09 (a)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
Participating VRDN:
Series MS 06 1362, 1.64% (Liquidity Facility Morgan Stanley) (a)(c)	$ 17,000	$ 17,000
Series PA 1193, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,285	6,285
Series PT 3701, 1.6% (Liquidity Facility Dexia Cr. Local de France) (a)(c)(d)	9,290	9,290
Series ROC II R 10185, 1.7% (Liquidity Facility Citibank NA) (a)(c)	9,640	9,640
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 F, 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	17,900	17,900
California Pub. Works Board Lease Rev.:
Bonds (Coalinga State Hosp. Proj.) Series 2004 A, 5% 6/1/08	6,000	6,000
Participating VRDN Series BA 08 1065, 1.63% (Liquidity Facility Bank of America NA) (a)(c)	8,750	8,750
California School Cash Reserve Prog. Ctfs. of Prtn. TRAN 4.25% 7/1/08	38,000	38,019
California State Univ. Rev. Participating VRDN:
Series Floaters 2337, 1.64% (Liquidity Facility Morgan Stanley) (a)(c)	3,335	3,335
Series LB 07 K24W, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,500	4,500
Series LB 08 F29W, 1.88% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	2,000	2,000
Series LB 08 K37W, 1.78% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	9,800	9,800
Series PT 4350, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,700	6,700
California Statewide Communities Dev. Auth. Rev.:
Bonds (Kaiser Permanente Health Sys. Proj.):
Series 2004 K:
1.48% tender 8/6/08, CP mode	5,000	5,000
1.53% tender 10/7/08, CP mode	4,000	4,000
1.53% tender 10/7/08, CP mode	20,000	20,000
Series 2008 C, 1.95%, tender 5/28/09 (a)	12,000	12,000
Series D, 1.48% tender 8/6/08, CP mode	6,000	6,000
Participating VRDN:
Series MS 2552, 1.64% (Liquidity Facility Morgan Stanley) (a)(c)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Rev.: - continued
Participating VRDN:
Series MS 2554, 1.64% (Liquidity Facility Morgan Stanley) (a)(c)	$ 24,090	$ 24,090
(Kaiser Permanente Health Sys. Proj.):
Series 2002 B, 1.34%, VRDN (a)	12,000	12,000
Series 2003 A, 1.34%, VRDN (a)	3,200	3,200
Series 2004 M, 1.34%, VRDN (a)	58,850	58,850
Series 2008 B, 1.9% 10/3/08, CP	25,000	25,000
1.35%, LOC Allied Irish Banks PLC, VRDN (a)	2,855	2,855
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 1.76% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,000	5,000
Central Basin Muni. Wtr. District Rev. (Central Basin Rfdg. Proj.) Series 2008 B, 1.29%, LOC Allied Irish Banks PLC, VRDN (a)	3,400	3,400
Chabot-Las Positas Cmnty. College District Participating VRDN Series MS 1967, 2.09% (Liquidity Facility Morgan Stanley) (a)(c)	10,100	10,100
Chino Basin Reg'l. Fing. Auth. Rev. Participating VRDN Series DBE 500, 1.63% (Liquidity Facility Deutsche Bank AG) (a)(c)	5,445	5,445
Contra Costa County Gen. Oblig. TRAN 4% 12/5/08	1,100	1,112
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series MS 06 2181, 2.09% (Liquidity Facility Morgan Stanley) (a)(c)	10,485	10,485
Culver City School Facilities Fing. Auth. Participating VRDN Series Merlots 05 A24, 1.76% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,955	11,955
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series EBL 07 0072, 1.59% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	6,600	6,600
Series MS 06 2141, 1.74% (Liquidity Facility Morgan Stanley) (a)(c)	10,865	10,865
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 0045, 1.59% (a)(c)	19,800	19,800
Series ROC II R 11288, 1.58% (Liquidity Facility Citibank NA) (a)(c)	11,615	11,615
Series ROC II R 12112, 1.6% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	21,430	21,430
Series 1988:
1.8% 8/13/08, CP	11,400	11,400
2.1% 6/9/08, CP	31,000	31,000
Series 2002 A, 1.27% (FSA Insured), VRDN (a)	10	10
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wtr. Sys. Rev.: - continued
Series 2002 B, 1.3% (FSA Insured), VRDN (a)	$ 115	$ 115
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2003 B, 2.65% (MBIA Insured), VRDN (a)	3,120	3,120
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 1.76% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,690	11,690
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN:
Series PZ 41, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,060	8,060
Series PZ 96, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,275	7,275
Gavilan Joint Cmnty. College District Participating VRDN Series ROC II R 2123, 1.63% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,760	6,760
Glendale Wtr. Rev. Participating VRDN Series DB 600, 1.6% (Liquidity Facility Deutsche Bank AG) (a)(c)	2,955	2,955
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Bonds Series 2003 B, 5.75% 6/1/21 (Pre-Refunded to 6/1/08 @ 100) (b)	6,950	6,950
Participating VRDN:
Series EGL 06 117, 1.61% (Liquidity Facility Citibank NA) (a)(c)	58,000	58,000
Series MS 2266, 1.75% (Liquidity Facility Morgan Stanley) (a)(c)	14,500	14,500
Series Putters 2091, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	25,865	25,865
Series PZ 86, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	5,105	5,105
Series ROC II R 11432, 1.6% (Liquidity Facility Citibank NA) (a)(c)	11,500	11,500
Series ROC II R 11442, 1.6% (Liquidity Facility Citibank NA) (a)(c)	19,085	19,085
Series ROC II R 287X, 1.55% (Liquidity Facility Citibank NA) (a)(c)	3,535	3,535
Hollister Joint Powers Fing. Auth. Wastewtr. Rev. Participating VRDN Series LB 06 K90, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	1,130	1,130
Imperial Irrigation District Series 2007 A, 1% 6/5/08, LOC Citibank NA, CP	37,800	37,800
Irvine Ranch Wtr. District Rev. (District #105 Impt. Proj.) Series 2008 B, 1.4%, LOC Landesbank Baden-Wuert, VRDN (a)	3,700	3,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Gen. Oblig. TRAN 4% 9/30/08	$ 16,600	$ 16,633
Los Angeles Cmnty. College District Participating VRDN:
Series Putters 2864, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,380	5,380
Series ROC II R 12014, 2.63% (Liquidity Facility Citibank NA) (a)(c)	59,400	59,400
Series ROC II R 12018, 1.63% (Liquidity Facility Citibank NA) (a)(c)	30,000	30,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Promenade Towers Proj.) Series 2000, 1.35%, LOC Freddie Mac, VRDN (a)	13,810	13,810
Los Angeles Convention & Exhibit Ctr. Auth. Lease Rev. Series 2003 D, 2.75% (AMBAC Insured), VRDN (a)	2,355	2,355
Los Angeles County Gen. Oblig.:
1.9% 8/4/08, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	29,700	29,700
1.9% 8/4/08, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	27,400	27,400
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Malibu Meadows Proj.) Series 1998 B, 1.32%, LOC Fannie Mae, VRDN (a)	1,800	1,800
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Participating VRDN Series ROC II R 12037, 1.69% (Liquidity Facility Citigroup, Inc.) (a)(c)	9,670	9,670
Series A, 1.8% 8/13/08, LOC Bank of America NA, CP	15,000	15,000
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series ROC II R 12139, 1.62% (Liquidity Facility Bank of New York, New York) (a)(c)	4,670	4,670
Los Angeles Dept. Arpt. Rev. Series 2002 C1, 1.35%, LOC BNP Paribas SA, VRDN (a)	8,800	8,800
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series EGL 06 10 Class A, 1.61% (Liquidity Facility Citibank NA) (a)(c)	7,000	7,000
Series EGL 7 05 3026, 1.6% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	70,800	70,800
Series PA 1192, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,980	7,980
Series PT 2286, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,480	5,480
Series Putters 1272, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,050	5,050
Series Putters 1302Z, 1.77% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,495	7,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN: - continued
Series Putters 2289, 1.87% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 855	$ 855
Series ROC II R 3010, 1.6% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,075	5,075
Series ROC II R 4033, 1.63% (Liquidity Facility Citigroup, Inc.) (a)(c)	10,265	10,265
Series ROC II R 4510, 1.63% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,495	4,495
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0067, 1.61% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	24,000	24,000
Series EGL 06 34 Class A, 1.59% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	35,110	35,110
Series ROC II R 12098, 1.59% (Liquidity Facility Citigroup, Inc.) (a)(c)	22,700	22,700
Series Solar 06 48, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	15,595	15,595
Los Angeles Gen. Oblig. TRAN 4.5% 6/30/08	125,650	125,757
Los Angeles Muni. Impt. Corp. Lease Rev.:
Participating VRDN Series PZ 158, 1.6% (Liquidity Facility Wells Fargo & Co.) (a)(c)	7,800	7,800
Series 2004 A2:
1.53% 10/2/08, LOC Bank of America NA, CP	3,500	3,500
1.7% 9/5/08, LOC Bank of America NA, CP	3,000	3,000
1.85% 8/12/08, LOC Bank of America NA, CP	2,000	2,000
Los Angeles Unified School District:
Bonds:
Series 1997 A, 5% 7/1/21 (Pre-Refunded to 7/1/08 @ 102) (b)	1,080	1,105
Series C, 5% 7/1/08	3,115	3,119
Participating VRDN:
Series BA 08 1049, 1.63% (Liquidity Facility Bank of America NA) (a)(c)	13,000	13,000
Series BA 08 1069, 1.63% (Liquidity Facility Bank of America NA) (a)(c)	4,410	4,410
Series BBT 2037, 1.65% (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	8,895	8,895
Series EC 1106, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	23,000	23,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District: - continued
Participating VRDN:
Series EGL 06 88 Class A, 1.6% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	$ 4,515	$ 4,515
Series EGL 07 0061, 1.59% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	12,075	12,075
Series EGL 07 0155, 1.59% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	6,600	6,600
Series GS 07 9TP, 1.59% (Liquidity Facility DEPFA BANK PLC) (a)(c)	6,245	6,245
Series MS 06 1475, 2.09% (Liquidity Facility Morgan Stanley) (a)(c)	27,553	27,553
Series Putters 1442, 1.87% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,490	12,490
Series Putters 2016, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,375	6,375
Series Putters 2108, 1.87% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,440	3,440
Series Putters 487, 1.62% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	12,780	12,780
Series ROC II R 10187, 1.6% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,765	6,765
Series ROC II R 6089, 1.63% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,830	3,830
TRAN 4% 12/29/08	28,000	28,174
Los Angeles Unified School District Ctfs. of Prtn. Bonds (Information Technology Proj.) Series A, 4% 10/1/08	8,640	8,658
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 3003, 1.64% (Liquidity Facility Citibank NA) (a)(c)	21,500	21,500
Series Putters 2254, 1.77% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,800	5,800
Series 2008 A, 1.33%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	19,000	19,000
Series 2008 C, 1.4%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	15,000	15,000
Series 2008 F1, 1.35%, LOC Bank of America NA, VRDN (a)	68,510	68,510
Series 2008 F2, 1.35%, LOC Bank of America NA, VRDN (a)	18,115	18,115
1.75% 7/7/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev.: - continued
1.9% 10/6/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 30,000	$ 30,000
1.9% 10/9/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	18,500	18,500
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 1.25%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,800	8,800
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Participating VRDN:
Series BA 08 1062, 1.63% (Liquidity Facility Bank of America NA) (a)(c)	6,525	6,525
Series BA 08 1087, 1.63% (Liquidity Facility Bank of America NA) (a)(c)	4,375	4,375
Series EGL 07 0044, 1.54% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	8,300	8,300
Series FRRI 00 A6, 2.01% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	6,900	6,900
Series Merlots 99 O, 1.66% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,880	11,880
Series PA 837, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995	4,995
Series 2000 B2, 1.45% (Liquidity Facility WestLB AG), VRDN (a)	18,100	18,100
Series 2004 A1, 1.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	21,775	21,775
Series 2004 A2, 1.33% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	16,205	16,205
Series 2008 A1, 1.35% (Liquidity Facility Bank of America NA), VRDN (a)	48,900	48,900
Series 2008 A2, 1.23% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	100	100
Modesto Wtr. Rev. Ctfs. of Prtn. Series 2008 A, 1.45% (Assured Guaranty Corp. Insured), VRDN (a)	10,000	10,000
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2008 D, 1.29%, LOC Bank of America NA, VRDN (a)	14,500	14,500
Series 2008 E, 1.29%, LOC Bank of America NA, VRDN (a)	20,100	20,100
Series 2008 F, 1.29%, LOC Bank of America NA, VRDN (a)	30,000	30,000
Northern California Gas Auth. #1 Gas Proj. Rev. Participating VRDN:
Series GS 07 55, 1.61% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	10,915	10,915
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Gas Auth. #1 Gas Proj. Rev. Participating VRDN: - continued
Series GS 07 98, 1.6% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	$ 14,840	$ 14,840
Series LB 08 P33W, 1.81% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	12,000	12,000
Series MS 06 1982, 1.69% (Liquidity Facility Morgan Stanley) (a)(c)	7,700	7,700
Orange County Apt. Dev. Rev.:
(Aliso Creek Proj.) Series 1992 B, 1.4%, LOC Freddie Mac, VRDN (a)	6,000	6,000
(Riverbend Apts. Proj.) Series 1999 B, 1.32%, LOC Freddie Mac, VRDN (a)	4,400	4,400
Orange County Hsg. Auth. Apt. Dev. Rev. (Village Niguel Issue) Series 1985 AA, 1.4%, LOC Bank of America NA, VRDN (a)	3,200	3,200
Orange County Sanitation District Ctfs. of Prtn.:
Bonds Series A, 3% 8/1/08	15,500	15,535
Participating VRDN:
Series BA 07 1039, 1.63% (Liquidity Facility Bank of America NA) (a)(c)	8,000	8,000
Series MS 1032, 2.09% (Liquidity Facility Morgan Stanley) (a)(c)	2,500	2,500
Series Putters 2420, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,960	8,960
Series ROC II R 11304, 1.6% (Liquidity Facility Citibank NA) (a)(c)	11,475	11,475
Orange County Trans. Auth. Toll Road Rev. (91 Express Lanes Proj.) Series 2003 B1, 3.4% (AMBAC Insured), VRDN (a)	12,700	12,700
Palomar Pomerado Health Participating VRDN:
Series DB 458, 1.6% (Liquidity Facility Deutsche Bank AG) (a)(c)	5,825	5,825
Series MS 06 2234, 1.72% (Liquidity Facility Wells Fargo & Co.) (a)(c)	9,820	9,820
Peralta Cmnty. College District Gen. Oblig. Participating VRDN Series BA 08 3032X, 1.63% (Liquidity Facility Bank of America NA) (a)(c)	5,235	5,235
Poway Unified School District Participating VRDN Series MS 2732, 1.64% (Liquidity Facility Morgan Stanley) (a)(c)	6,665	6,665
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 1.63% (Liquidity Facility Bank of America NA) (a)(c)	9,520	9,520
Riverside Ctfs. of Prtn. 1.35%, LOC Bank of America NA, VRDN (a)	20,500	20,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside Elec. Rev. Participating VRDN Series MS 2756, 1.64% (Liquidity Facility Morgan Stanley) (a)(c)	$ 2,680	$ 2,680
Riverside Unified School District Gen. Oblig. Participating VRDN Series ROC II R 9223, 1.6% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,530	4,530
Rowland Unified School District Participating VRDN Series ROC II R 9201, 1.62% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,600	2,600
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN:
Series ROC II R 10113, 1.7% (Liquidity Facility Citigroup, Inc.) (a)(c)	18,945	18,945
Series ROC II R 504, 1.7% (Liquidity Facility Citibank NA) (a)(c)	3,230	3,230
Series SGC 07 18, 1.6% (Liquidity Facility Societe Generale) (a)(c)	7,650	7,650
Series SGC 10, 1.6% (Liquidity Facility Societe Generale) (a)(c)	47,300	47,300
Series SGC 11, 1.6% (Liquidity Facility Societe Generale) (a)(c)	21,465	21,465
Sacramento County Wtr. Fing. Auth. Rev. Participating VRDN:
Series LB 08 F71W, 2.08% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	7,175	7,175
Series PA 1176, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,585	4,585
Sacramento Multi-family Hsg. Auth. Rev. (Smoketree Apts. Proj.) Series 1990 A, 1.55%, LOC Fannie Mae, VRDN (a)	4,630	4,630
Sacramento Muni. Util. District Elec. Rev. Series 2007 J, 1.85% 7/7/08, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	6,500	6,500
Sacramento Sanitation District Fing. Wtr. & Swr. Rev. Bonds Series PT 4011, 1.6%, tender 6/6/08 (Liquidity Facility Dexia Cr. Local de France) (a)(c)	2,995	2,995
Sacramento Suburban Wtr. District Ctfs. of Prtn.:
Series 2008 A1, 1.28%, LOC Dexia Cr. Local de France, VRDN (a)	3,600	3,600
Series 2008 A2, 1.29%, LOC Allied Irish Banks PLC, VRDN (a)	3,100	3,100
San Bernardino County Flood Cont. District Judgement Oblig. Participating VRDN Series Putters 2164, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,420	6,420
San Diego County Ctfs. of Prtn. (Sidney Kimmel Cancer Ctr. Proj.) 1.35%, LOC Bank of America NA, VRDN (a)	1,885	1,885
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District Participating VRDN:
Series MS 01 847, 1.64% (Liquidity Facility Morgan Stanley) (a)(c)	$ 8,200	$ 8,200
Series MS 1499, 1.64% (Liquidity Facility Morgan Stanley) (a)(c)	5,945	5,945
Series MS 965, 1.64% (Liquidity Facility Morgan Stanley) (a)(c)	4,815	4,815
Series PA 1245, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,335	2,335
Series PT 3724, 1.6% (Liquidity Facility Dexia Cr. Local de France) (a)(c)(d)	6,950	6,950
Series PT 3879, 1.6% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,280	5,280
Series ROC II R 1067, 1.63% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,180	5,180
Series SGA 01 120, 1.77% (Liquidity Facility Societe Generale) (a)(c)	22,565	22,565
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 2008 36C, 1.55% (FSA Insured), VRDN (a)	10,400	10,400
San Francisco City & County Gen. Oblig. (Laguna Honda Hosp. Proj.) Series 2005 C, 1.75% (MBIA Insured), VRDN (a)	16,315	16,315
San Francisco City & County Pub. Util. Commission Wtr. Rev. Participating VRDN Series Putters 2928Z, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
San Francisco City & County Unified School District Participating VRDN:
Series MS 08 2377, 1.64% (Liquidity Facility Morgan Stanley) (a)(c)	1,900	1,900
Series ROC II R 3055, 1.6% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,880	5,880
San Francisco County Trans. Auth. Series 2004 B, 1.48% 9/4/08 (Liquidity Facility Landesbank Baden-Wuert), CP	9,400	9,400
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 1.59% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	17,230	17,230
San Gabriel Valley Govt.:
0.85% 8/6/08, LOC Bayerische Landesbank Girozentrale, CP	23,400	23,321
1.8% 10/6/08, LOC Bayerische Landesbank Girozentrale, CP	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Redev. Agcy. Tax Allocation Participating VRDN Series MS 02 749, 1.64% (Liquidity Facility Morgan Stanley) (a)(c)	$ 6,495	$ 6,495
San Jose Unified School District Santa Clara County Participating VRDN Series LB 08 F70W, 2.08% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	8,800	8,800
San Mateo County Cmnty. College District Participating VRDN:
Series DB 415, 1.6% (Liquidity Facility Deutsche Bank AG) (a)(c)	8,875	8,875
Series DB 430, 1.6% (Liquidity Facility Deutsche Bank AG) (a)(c)	11,450	11,450
San Mateo County Trans. District Sales Tax Rev. Participating VRDN Series EGL 06 79, 1.59% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	17,335	17,335
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 1.45% (Liquidity Facility Bank of America NA), VRDN (a)	15,000	15,000
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 1.76% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,900	8,900
Santa Cruz County TRAN 4.5% 7/11/08	5,000	5,007
Santa Cruz County Redev. Agcy. Participating VRDN Series Solar 06 31, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	7,430	7,430
Sequoia Union High School District Bonds Series AAB 03 2, 1.72%, tender 6/6/08 (Liquidity Facility Bank of America NA) (a)(c)	5,000	5,000
Simi Valley Unified School District Participating VRDN Series DB 431, 1.6% (Liquidity Facility Deutsche Bank AG) (a)(c)	3,440	3,440
Southern California Pub. Pwr. Auth. Transmission Proj. Rev.:
Series 2000 A, 1.55% (FSA Insured), VRDN (a)	27,740	27,740
Series 2001 A, 1.45% (FSA Insured), VRDN (a)	30,300	30,300
Stanislaus County Cap. Impts. Fing. Auth. Rev. 1.35%, LOC Bank of America NA, VRDN (a)	4,500	4,500
State Ctr. Cmnty. College District Participating VRDN Series MS 06 1929, 1.64% (Liquidity Facility Morgan Stanley) (a)(c)	3,311	3,311
Torrance Gen. Oblig. TRAN 4.5% 7/2/08	13,975	13,984
Tustin Unified School District Spl. Tax Participating VRDN Series Putters 2561Z, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,185	4,185
Univ. of California Revs. Participating VRDN:
Series MS 1274, 1.74% (Liquidity Facility Morgan Stanley) (a)(c)	15,115	15,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN: - continued
Series PA 1168, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 20,045	$ 20,045
Series Putters 2475, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,100	1,100
Series ROC II R 12000, 1.6% (Liquidity Facility Citigroup, Inc.) (a)(c)	19,400	19,392
Series ROC II R 12068, 1.61% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	13,000	13,000
Series Solar 06 39, 1.59% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	10,190	10,190
Val Verde Unified School District Ctfs. of Prtn. Series 2008 A, 1.35%, LOC Bank of America NA, VRDN (a)	8,525	8,525
William S. Hart Union High School District Participating VRDN Series ROC II R 648 WFZ, 2.84% (Liquidity Facility Wells Fargo & Co.) (a)(c)	11,390	11,390
		4,892,580
North Carolina - 0.0%
Charlotte Gen. Oblig. Series 2007, 1.52% (Liquidity Facility KBC Bank NV), VRDN (a)	300	300
Puerto Rico - 4.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series ROC II R 11171, 1.65% (Liquidity Facility Citibank NA) (a)(c)	10,655	10,655
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Participating VRDN Series PA 1376R, 1.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,250	4,250
Series 2007 A7, 1.45%, LOC UBS AG, VRDN (a)	9,600	9,600
TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	72,000	72,097
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Putters 1816, 1.67% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,615	10,615
Series Putters 268, 1.62% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,695	5,695
Series ROC II R 11002, 1.64% (Liquidity Facility Citibank NA) (a)(c)	30,000	30,000
Puerto Rico Infrastructure Fing. Auth. Bonds Series AAB 00 17, 1.63%, tender 6/6/08 (Liquidity Facility Bank of America NA) (a)(c)	35,400	35,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Participating VRDN:
Series DFA 07 02, 1.67% (Liquidity Facility DEPFA BANK PLC) (a)(c)	$ 29,090	$ 29,090
Series DFA 07 03, 1.67% (Liquidity Facility DEPFA BANK PLC) (a)(c)	20,010	20,010
		227,412
Virginia - 0.0%
Univ. of Virginia Gen. Rev. Series 2003 A, 1% 6/16/08, CP	2,775	2,775
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $5,123,067)		5,123,067
NET OTHER ASSETS - 4.0%		214,156
NET ASSETS - 100%		$ 5,337,223
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,120,000 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Gen. Oblig. Participating VRDN: Series Solar 05 4, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota)	5/23/06	$ 14,900
Series Solar 06 11, 3.6% (Liquidity Facility U.S. Bank NA, Minnesota)	8/16/07 - 8/27/07	$ 22,875
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN Series PT 3701, 1.6% (Liquidity Facility Dexia Cr. Local de France)	3/6/07	$ 9,290
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN Series PZ 86, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.)	10/20/05 - 9/20/07	$ 5,105
San Diego Unified School District Participating VRDN Series PT 3724, 1.6% (Liquidity Facility Dexia Cr. Local de France)	11/16/06 - 2/5/07	$ 6,950
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 3
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,123,067	$ -	$ 5,123,067	$ -
Income Tax Information
At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,123,067,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 30, 2008